28. Income tax / deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIncomeTaxDeferredTaxLineItems [Line Items]
Tax loss carryforward		$ 0	$ 82,716	$ 9,472
Inventories		0	20,689	11,564
Trade receivables and other receivables	$ 553,994	684,433	739,735	315,186
Trade payables and other payables	601,512	3,005,838	653,015	2,551,061
Salaries and social security taxes payable	113,538	76,023	(147,331)	55,628
Benefit plans	108,182	162,972	336,931	237,974
Tax liabilities	17,621	24,035	85,953	35,724
Provisions	672,601	531,827	(840,005)	341,132
Deferred tax asset	2,067,448	4,485,128	931,703	3,557,741
Property, plant and equipment	(19,643,319)	(16,527,448)	(11,481,171)	(15,038,537)
Financial assets at fair value through profit or loss	(208,172)	(326,726)	(593,775)	(91,618)
Borrowings	(3,457)	(6,836)	(66,819)	(19,104)
Tax inflation adjustment	(2,267,465)	0
Deferred tax liability	(22,122,413)	(16,861,010)	(12,141,765)	(15,149,259)
Net deferred tax (liabilities) assets	(20,054,965)	(12,375,882)	(11,210,062)	$ (11,591,518)
Result from exposure to inflation
SummaryOfIncomeTaxDeferredTaxLineItems [Line Items]
Tax loss carryforward		(82,716)	(3,057)
Inventories		(13,938)	(3,732)
Trade receivables and other receivables	(239,331)	(570,525)	(101,728)
Trade payables and other payables	(1,051,076)	1,165,031	(823,369)
Salaries and social security taxes payable	(26,584)	200,559	(17,954)
Benefit plans	(56,988)	(198,056)	(76,807)
Tax liabilities	(8,404)	(66,952)	(11,530)
Provisions	(185,968)	1,161,083	(110,102)
Deferred tax asset	(1,568,351)	1,594,486	(1,148,279)
Property, plant and equipment	5,779,286	1,388,776	4,656,085
Financial assets at fair value through profit or loss	114,249	576,433	29,570
Borrowings	2,390	58,411	6,166
Tax inflation adjustment	0
Deferred tax liability	5,895,925	2,023,620	4,691,821
Net deferred tax (liabilities) assets	4,327,574	3,618,106	3,543,542
Charged to profit and loss
SummaryOfIncomeTaxDeferredTaxLineItems [Line Items]
Tax loss carryforward		0	76,301
Inventories		(6,751)	12,857
Trade receivables and other receivables	108,892	515,223	526,277
Trade payables and other payables	(1,353,250)	1,187,792	(1,074,677)
Salaries and social security taxes payable	64,099	22,795	(185,005)
Benefit plans	0	21,497	186,860
Tax liabilities	1,990	5,034	61,759
Provisions	326,742	210,749	(1,071,035)
Deferred tax asset	(851,527)	1,956,339	(1,466,663)
Property, plant and equipment	(8,895,157)	(6,435,053)	(1,098,719)
Financial assets at fair value through profit or loss	4,305	(309,384)	(531,727)
Borrowings	989	1,572	(53,881)
Tax inflation adjustment	(2,267,465)
Deferred tax liability	(11,157,328)	(6,742,865)	(1,684,327)
Net deferred tax (liabilities) assets	(12,008,855)	(4,786,526)	(3,150,990)
Charged to other comprehensive income
SummaryOfIncomeTaxDeferredTaxLineItems [Line Items]
Tax loss carryforward		0	0
Inventories		0	0
Trade receivables and other receivables	0	0	0
Trade payables and other payables	0	0	0
Salaries and social security taxes payable	0	0	0
Benefit plans	2,198	2,600	(11,096)
Tax liabilities	0	0	0
Provisions	0	0	0
Deferred tax asset	2,198	2,600	(11,096)
Property, plant and equipment	0	0	0
Financial assets at fair value through profit or loss	0	0	0
Borrowings	0	0	0
Tax inflation adjustment	0
Deferred tax liability	0	0	0
Net deferred tax (liabilities) assets	$ 2,198	$ 2,600	$ (11,096)